Schedule of Investments TCW Transform Supply Chain ETF July 31, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.2%
Aerospace & Defense – 12.6%
Carpenter Technology Corp.	1,574	$817,945
TransDigm Group, Inc.	554	694,927
		1,512,872
Broadline Retail – 5.6%
Amazon.com, Inc.*	2,469	670,531
Building Products – 6.0%
Advanced Drainage Systems, Inc.	1,710	236,801
Trane Technologies plc	1,050	477,697
		714,498
Commercial Services & Supplies – 2.9%
GFL Environmental, Inc.	8,330	344,196
Construction & Engineering – 1.4%
API Group Corp.*	4,170	165,466
Construction Materials – 4.1%
Martin Marietta Materials, Inc.	931	488,905
Electrical Equipment – 9.8%
Eaton Corp. plc	1,831	760,231
Forgent Power Solutions, Inc., Class A*	12,127	403,465
		1,163,696
Electronic Equipment, Instruments & Components – 7.6%
Cognex Corp.	9,322	608,167
Littelfuse, Inc.	686	303,301
		911,468
Ground Transportation – 6.7%
Canadian Pacific Kansas City Ltd.	2,134	189,691
CSX Corp.	5,462	275,285
Saia, Inc.*	953	331,291
		796,267
Industrial Conglomerates – 3.2%
Siemens AG	1,169	381,021
Investments	Shares	Value
Machinery – 5.1%
Caterpillar, Inc.	341	$277,851
Ingersoll Rand, Inc.	2,424	202,113
Symbotic, Inc., Class A*	2,926	125,964
		605,928
Semiconductors & Semiconductor Equipment – 28.2%
ASML Holding NV	349	568,521
Broadcom, Inc.	668	260,039
Lam Research Corp.	2,290	671,016
NVIDIA Corp.	4,570	917,428
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,379	961,711
		3,378,715
Software – 2.0%
PTC, Inc.*	1,697	232,828
Specialty Retail – 1.5%
O’Reilly Automotive, Inc.*	1,975	176,466
Trading Companies & Distributors – 1.5%
Ferguson Enterprises, Inc.	761	178,325
Total Common Stocks
(Cost $9,114,109)		11,721,182
	Principal
Short-Term Investments – 1.8%
Time Deposit – 1.8%
Bank of Montreal, London 2.98% 8/3/2026
(Cost $215,263)	$215,263	215,263
Total Investments – 100.0%
(Cost $9,329,372)		$11,936,445
Liabilities in Excess of Other Assets – 0.0%†		(3,593)
Net Assets – 100.0%		$11,932,852

*	Non-income producing security.
†	Represents less than 0.05%.

Schedule of Investments (Continued) TCW Transform Supply Chain ETF July 31, 2026 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$11,721,182	$–	$–	$11,721,182
Short-Term Investments
Time Deposit	215,263	–	–	215,263
Total Investments	$11,936,445	$–	$–	$11,936,445

*	Please refer to the Schedule of Investments to view securities segregated by industry.